UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • March 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.8%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$576		2.246%	11/01/36	$612,190
1,154		2.405	10/01/36	1,242,136
622		2.661	01/01/38	670,237
2,554	Federal National Mortgage Association, Conventional Pool	2.33	05/01/35	2,730,517
	Total Agency Adjustable Rate Mortgages (Cost $5,174,684)			5,255,080

	Agency Bond - Banking (FDIC Guaranteed) (0.3%)
2,080	NCUA Guaranteed Notes (Cost $2,077,109)	1.40	06/12/15	2,084,846

	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.6%)
6,374	Amal Ltd. (Cayman Islands)	3.465	08/21/21	6,753,730
3,617	Safina Ltd.	2.00	12/30/23	3,631,697
	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $9,991,237)			10,385,427

	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
2,095	Washington Aircraft 1 Co., Ltd. (Cost $2,095,493)	2.637	09/15/26	2,160,022

	Agency Bond - Sovereign (U.S. Government Guaranteed) (1.5%)
9,500	Hashemite Kingdom of Jordan Government AID Bond (Cost $9,500,000)	2.503	10/30/20	9,946,424

	Agency Fixed Rate Mortgages (38.6%)
	Federal Home Loan Mortgage Corporation,
	April TBA:
6,540	(a)	3.00	04/01/45	6,672,333
21,220	(a)	3.50	04/01/45	22,240,799
	Gold Pools:
1,803		3.50	08/01/42	1,893,381
3,397		4.00	12/01/41	3,639,738
1,968		5.00	01/01/40	2,203,331
2,137		5.50	11/01/39	2,425,641
194		6.50	03/01/29—09/01/32	222,530
558		7.50	05/01/35	683,031
359		8.00	08/01/32	460,287
366		8.50	08/01/31	453,786
	Federal National Mortgage Association,
	April TBA:
3,151	(a)	3.00	04/01/30	3,303,380
16,561	(a)	3.50	04/01/30—04/01/45	17,428,574
14,918	(a)	4.00	04/01/45	15,951,771
16,498	(a)	4.50	04/01/45	18,000,868
	Conventional Pools:
9,107		3.50	12/01/42	9,619,554
26,086		4.00	11/01/41—05/01/44	28,056,817
13,424		4.50	01/01/25—07/01/41	14,739,826
7,852		5.00	05/01/35—02/01/41	8,812,622
6,948		5.50	03/01/35—10/01/35	7,852,266
123		6.50	06/01/29—02/01/33	142,576
2		7.00	05/01/31	2,583
955		7.50	08/01/37	1,206,779
716		8.00	04/01/33	914,904
659		8.50	10/01/32	850,333
	Government National Mortgage Association,
	April TBA:
27,084	(a)	3.50	04/20/45	28,500,779

24,600	(a)	4.00		04/20/45	26,211,493
	Various Pools:
3,989		3.50		12/15/41—12/15/43	4,250,399
3,846		4.00		10/20/41—11/20/42	4,123,204
3,402		6.00		03/15/26—09/20/34	3,901,618
523		6.50		04/15/19	558,079
215		7.00		03/20/26—07/20/29	244,848
6,907		7.50		11/15/32	8,132,156
1,799		8.00		06/15/16—08/15/31	1,891,186
2,457		8.50		07/15/30	2,839,892
972		9.00		04/15/16—02/15/25	1,000,539
797		9.50		02/15/16—12/15/20	810,938
984		10.00		07/15/15—11/15/20	1,001,585
	Total Agency Fixed Rate Mortgages (Cost $245,944,138)				251,244,426

	Asset-Backed Securities (8.1%)
	American Homes 4 Rent
1,583	(b)	1.25	(c)	06/17/31	1,568,865
3,135	(b)	3.678		12/17/36	3,249,976
2,267	American Residential Properties Trust (b)	1.277	(c)	09/17/31	2,250,351
	Colony American Homes
1,936	(b)	1.125	(c)	07/17/31	1,908,836
2,395	(b)	1.327	(c)	05/17/31	2,382,579
6,665	Ford Credit Auto Owner Trust (b)	2.26		11/15/25	6,795,357
	Invitation Homes Trust
2,460	(b)	1.177	(c)	06/17/31	2,437,737
3,445	(b)	1.40	(c)	12/17/30	3,440,323
2,200		1.528	(c)	06/17/32	2,200,000
349	Nationstar Agency Advance Funding Trust (b)	1.892		02/18/48	343,245
	North Carolina State Education Assistance Authority
2,275		1.056	(c)	07/25/25	2,282,599
2,494		1.156	(c)	01/26/26	2,506,996
3,480	North Texas Higher Education Authority, Inc.	1.355	(c)	04/01/40	3,501,422
664	Panhandle-Plains Higher Education Authority, Inc.	1.224	(c)	07/01/24	668,647
2,283	PFS Tax Lien Trust (b)	1.44		04/15/16	2,289,072
	Small Business Administration Participation Certificates
3,535		2.42		06/01/32	3,563,287
8,201		2.67		04/01/32	8,369,293
3,046	United States Small Business Administration	2.245		09/10/22	3,048,642
	Total Asset-Backed Securities (Cost $52,333,612)				52,807,227

	Collateralized Mortgage Obligations - Agency Collateral Series (13.1%)
	Federal Home Loan Mortgage Corporation
4,019		1.883		05/25/19	4,080,537
2,665		2.086		03/25/19	2,727,357
3,265		2.355		07/25/22	3,315,301
10,125		2.373		05/25/22	10,275,184
4,700		2.682		10/25/22	4,853,016
5,560		2.699		05/25/18	5,799,711
5,595		2.789		01/25/22	5,834,799
3,700		3.154		02/25/18	3,895,493
4,000		3.32	(c)	02/25/23	4,308,032
3,429		3.527	(c)	10/25/23	3,736,190
5,125		3.871		04/25/21	5,655,266
	IO
33,672		0.657	(c)	01/25/21	957,129
	IO REMIC
10,935		5.826	(c)	11/15/43	1,711,267
9,809		5.876	(c)	04/15/39	1,560,240
	Federal National Mortgage Association
762		0.595		08/25/15	762,127

4,516		2.171	(c)	09/25/19	4,624,893
1,720		3.763		06/25/21	1,875,356
	IO
14,134		6.216	(c)	09/25/20	2,953,985
	IO REMIC
28,873		3.50		02/25/39	4,198,344
17,518		6.376	(c)	08/25/41	3,077,878
6,770		6.426	(c)	09/25/38	941,733
	REMIC
855		9.256	(d)	10/25/41	875,508
	Government National Mortgage Association,
	IO
9,803		3.50		05/20/43	1,850,108
1,532		5.00		02/16/41	281,494
11,628		5.876	(c)	11/16/40	2,120,267
19,087		5.926	(c)	07/16/33	1,771,131
8,276		5.974	(c)	06/20/43	1,320,159
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $77,406,076)				85,362,505

	Commercial Mortgage-Backed Securities (2.8%)
1,853	BWAY Mortgage Trust (b)	2.809		03/10/33	1,892,972
	Citigroup Commercial Mortgage Trust
1,217	(b)	2.11		01/12/30	1,235,786
	IO
13,270		1.53	(c)	11/10/46	986,874
	COMM Mortgage Trust
6	(b)	1.873		04/12/35	6,296
2,432		3.282		01/10/46	2,522,163
	IO
12,517		1.432	(c)	08/10/46	883,339
33,157	Commercial Mortgage Pass-Through Certificate, IO	0.898	(c)	02/10/47	1,583,523
	GS Mortgage Securities Trust,
	IO
25,108		1.213	(c)	04/10/47	1,883,613
14,392		1.541	(c)	11/10/46	1,096,073
	JPMBB Commercial Mortgage Securities Trust,
	IO
35,069		1.077	(c)	01/15/47	2,194,615
10,757		1.59	(c)	11/15/45	743,965
	WF-RBS Commercial Mortgage Trust,
	IO
17,404		0.618	(c)	08/15/46	593,031
17,871		1.133	(c)	03/15/46	1,008,238
21,534		1.587	(c)	12/15/46	1,743,352
	Total Commercial Mortgage-Backed Securities (Cost $17,864,143)				18,373,840

	Mortgages - Other (0.2%)
1,027	FDIC Guaranteed Notes Trust (b)	0.723	(c)	02/25/48	1,027,076
261	Wells Fargo Mortgage Backed Securities Trust	2.506	(c)	10/25/33	262,598
	Total Mortgages - Other (Cost $1,289,663)				1,289,674

	Municipal Bonds (10.0%)
3,615	Bay Area Toll Authority	6.263		04/01/49	5,217,963
3,875	City of New York, NY, Series G-1	5.968		03/01/36	5,062,300
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	3,995,044
5,980	Los Angeles Unified School District	5.75		07/01/34	7,680,532
1,450	Metropolitan Transportation Authority	6.668		11/15/39	2,040,556
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	7,790,075
	Municipal Electric Authority of Georgia
1,760		6.637		04/01/57	2,308,698

3,085		6.655	04/01/57	4,042,769
1,360	New Jersey Transportation Trust Fund Authority	6.561	12/15/40	1,742,473
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267	05/01/27	4,290,949
3,000	New York State Dormitory Authority	5.628	03/15/39	3,806,940
4,500	State Board of Administration Finance Corp., Series A	1.298	07/01/16	4,528,935
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,406,081
	State of Washington
2,440		5.09	08/01/33	2,894,426
1,580		5.481	08/01/39	2,026,935
3,800	University of California, CA	3.016	05/15/20	4,030,622
	Total Municipal Bonds (Cost $52,877,792)			64,865,298

	Sovereign (9.2%)
29,130	Egypt Government AID Bonds	4.45	09/15/15	29,671,177
12,059	Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	12,378,467
14,175	Israel Government AID Bond	5.50	09/18/23	17,659,697
	Total Sovereign (Cost $56,217,564)			59,709,341

	U.S. Agency Securities (5.3%)
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,261,697
6,960		4.30	12/15/21	7,922,951
	Tennessee Valley Authority
6,935		5.25	09/15/39	9,115,149
8,085		7.125	05/01/30	12,134,978
	Total U.S. Agency Securities (Cost $29,632,501)			34,434,775

	U.S. Treasury Securities (8.0%)
5,978	U.S. Treasury Bond	3.00	05/15/42	6,522,996
45,000	U.S. Treasury Notes (e)	1.50	05/31/19	45,488,655
	Total U.S. Treasury Securities (Cost $50,668,534)			52,011,651

	Short-Term Investments (19.2%)
	U.S. Treasury Securities (14.2%)
92,000	U.S. Treasury Notes (Cost $92,072,656)	0.25	07/31/15- 09/30/15	92,050,324

NUMBER OF SHARES (000)
	Investment Company (5.0%)
32,608	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $32,607,902)			32,607,902
	Total Short-Term Investments (Cost $124,680,558)			124,658,226

	Total Investments (Cost $737,753,104) (g)(h)		119.0%	774,588,762
	Liabilities in Excess of Other Assets		(19.0)	(123,586,454)
	Net Assets		100.0%	$651,002,308

AID	Agency for International Development.
FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
NCUA	National Credit Union Administration.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2015.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2015.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by $10,979 relating to the Fund’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at March 31, 2015:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
231	Long	U.S. Treasury 2 yr. Note, Jun-15	$50,625,094	$158,156
443	Long	U.S. Treasury 5 yr. Note, Jun-15	53,253,445	315,305
54	Long	U.S. Treasury Ultra Bond, Jun-15	9,173,250	73,328
16	Short	U.S. Treasury Long Bond, Jun-15	(2,622,000)	(31,000)
68	Short	U.S. Treasury 10 yr. Note, Jun-15	(8,765,625)	(76,227)
		Net Unrealized Appreciation		$439,562

Interest Rate Swap Agreements Open at March 31, 2015:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co., LLC*	$178,000	3 Month LIBOR	Receive	1.26%	03/09/18	$(998,949)
Morgan Stanley & Co., LLC*	49,000	3 Month LIBOR	Receive	1.73	03/09/20	(538,177)
Morgan Stanley & Co., LLC*	15,000	3 Month LIBOR	Pay	2.29	12/24/24	457,274
		Net Unrealized Depreciation				$(1,079,852)

LIBOR	London Interbank Offered Rate.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

Morgan Stanley U.S. Government Securities Trust

Portfolio Composition • March 31, 2015 (unaudited)

Classification+	Percentage of Total Investments
Agency Fixed Rate Mortgages	32.4%
U.S. Treasury Securities	18.6
Collateralized Mortgage Obligations - Agency Collateral Series	11.0
Municipal Bonds	8.4
Sovereign	7.7
Asset-Backed Securities	6.8
U.S. Agency Securities	4.4
Investment Company	4.2
Commercial Mortgage-Backed Securities	2.4
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	1.3
Agency Bond - Sovereign (U.S. Government Guaranteed)	1.3
Agency Adjustable Rate Mortgages	0.7
Agency Bond - Finance (U.S. Government Guaranteed)	0.3
Agency Bond - Banking (FDIC Guaranteed)	0.3
Mortgages - Other	0.2
100.0%

+

Does not include open long/short futures contracts with an underlying face amount of $124,439,414 with net unrealized appreciation of $439,562.  Does not include open swap agreements with net unrealized depreciation of $1,079,852.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments • March 31, 2015 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$5,255,080	$—	$5,255,080
Agency Bond - Banking (FDIC Guaranteed)	—	2,084,846	—	2,084,846
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	10,385,427	—	10,385,427
Agency Bond - Finance (U.S. Government Guaranteed)	—	2,160,022	—	2,160,022
Agency Bond - Sovereign (U.S. Government Guaranteed)	—	9,946,424	—	9,946,424
Agency Fixed Rate Mortgages	—	251,244,426	—	251,244,426
Asset-Backed Securities	—	52,807,227	—	52,807,227
Collateralized Mortgage Obligations - Agency Collateral Series	—	85,362,505	—	85,362,505
Commercial Mortgage-Backed Securities	—	18,373,840	—	18,373,840
Mortgages - Other	—	1,289,674	—	1,289,674
Municipal Bonds	—	64,865,298	—	64,865,298
Sovereign	—	59,709,341	—	59,709,341
U.S. Agency Securities	—	34,434,775	—	34,434,775
U.S. Treasury Securities	—	52,011,651	—	52,011,651
Total Fixed Income Securities	—	649,930,536	—	649,930,536
Short-Term Investments
U.S. Treasury Securities	—	92,050,324	—	92,050,324
Investment Company	32,607,902	—	—	32,607,902
Total Short-Term Investments	32,607,902	92,050,324	—	124,658,226
Futures Contracts	546,789	—	—	546,789
Interest Rate Swap Agreement	—	457,274	—	457,274
Total Assets	33,154,691	742,438,134	—	775,592,825
Liabilities:
Futures Contracts	(107,227)	—	—	(107,227)
Interest Rate Swap Agreements	—	(1,537,126)	—	(1,537,126)
Total Liabilities	(107,227)	(1,537,126)	—	(1,644,353)
Total	$33,047,464	$740,901,008	$—	$773,948,472

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015